DISCONTINUED OPERATIONS - MAJOR COMPONENTS OF ASSETS AND LIABILITIES FOR BATTERIES AND PET CARE (Details) - USD ($) $ in Millions	Jun. 30, 2015	Jun. 30, 2014
Current assets held for sale	$ 4,432	$ 3,945
Disposal Group, Including Discontinued Operation, Assets	9,636	9,756
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	717	727
Disposal Group, Including Discontinued Operation, Liabilities	2,260	1,771
Batteries [Member]
Disposal Group, Including Discontinued Operation, Cash	25
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net	245
Disposal Group, Including Discontinued Operation, Inventory, Current	304
Disposal Group, Including Discontinued Operation, Prepaid and Other Assets, Current	28
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment, Noncurrent	496
Disposal Group, Including Discontinued Operation, Goodwill And Intangible Assets, Noncurrent	2,389
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent	23
Disposal Group, Including Discontinued Operation, Assets	3,510
Disposal Group, Including Discontinued Operation, Accounts Payable, Current	195
Disposal Group, Including Discontinued Operation, Accrued Liabilities, Current	194
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	0
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities, Noncurrent	780
Disposal Group, Including Discontinued Operation, Liabilities	1,187
Pet Care Business [Member]
Disposal Group, Including Discontinued Operation, Cash		0
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net		0
Disposal Group, Including Discontinued Operation, Inventory, Current		122
Disposal Group, Including Discontinued Operation, Prepaid and Other Assets, Current		14
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment, Noncurrent		441
Disposal Group, Including Discontinued Operation, Goodwill And Intangible Assets, Noncurrent		2,258
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent		14
Disposal Group, Including Discontinued Operation, Assets		2,849
Disposal Group, Including Discontinued Operation, Accounts Payable, Current		63
Disposal Group, Including Discontinued Operation, Accrued Liabilities, Current		13
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent		0
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities, Noncurrent		584
Disposal Group, Including Discontinued Operation, Liabilities		660
Long-term Debt [Member] | Batteries [Member]
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	$ 18
Long-term Debt [Member] | Pet Care Business [Member]
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent		$ 0